Fair values of financial assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
Schedule of Financial Assets Excluding Derivatives	The table below analyses these financial assets by balance sheet classification, asset type and valuation methodology
(level 1, 2 or 3, as described on page 257). The fair value measurement approach is recurring in nature. There were no significant transfers between level 1 and 2 during the year.

	Level 1 £m	Level 2 £m	Level 3 £m	Total £m
At 31 December 2025
Trading assets
Loans and advances to customers	–	621	–	621
Reverse repurchase agreements	–	20,981	–	20,981
Debt securities:
Government securities	2,908	–	–	2,908
Asset-backed securities	–	182	–	182
Corporate and other debt securities	–	845	–	845
	2,908	1,027	–	3,935
Total trading assets	2,908	22,629	–	25,537
Other financial assets mandatorily held at fair value through profit or loss
Loans and advances to banks	–	2,851	–	2,851
Loans and advances to customers	–	2,322	6,058	8,380
Debt securities:
Government securities	16,588	5	–	16,593
Other public sector securities	–	1,905	–	1,905
Bank and building society certificates of deposit	–	7,036	–	7,036
Asset-backed securities	–	272	651	923
Corporate and other debt securities	–	21,303	2,107	23,410
	16,588	30,521	2,758	49,867
Treasury and other bills	11	–	–	11
Equity shares	144,164	–	1,435	145,599
Contracts held with reinsurers	–	8,168	–	8,168
Total other financial assets mandatorily held at fair value through profit or loss[1]	160,763	43,862	10,251	214,876
Total financial assets at fair value through profit or loss	163,671	66,491	10,251	240,413
Financial assets at fair value through other comprehensive income
Debt securities:
Government securities	22,875	308	–	23,183
Asset-backed securities	–	167	50	217
Corporate and other debt securities	1,276	11,593	–	12,869
	24,151	12,068	50	36,269
Equity shares	–	–	51	51
Total financial assets at fair value through other comprehensive income	24,151	12,068	101	36,320
Total financial assets (excluding derivatives) at fair value	187,822	78,559	10,352	276,733
1Other financial assets mandatorily at fair value through profit or loss include assets backing insurance contracts and investment contracts of £209,545 million. Included within these assets are investments in unconsolidated structured entities of £45,991 million; see note 37.
Note 17: Fair values of financial assets and liabilities continued

	Level 1 £m	Level 2 £m	Level 3 £m	Total £m
At 31 December 2024
Trading assets
Loans and advances to customers	–	621	–	621
Reverse repurchase agreements	–	20,466	–	20,466
Debt securities:
Government securities	3,473	–	–	3,473
Asset-backed securities	–	149	–	149
Corporate and other debt securities	–	741	–	741
	3,473	890	–	4,363
Total trading assets	3,473	21,977	–	25,450
Other financial assets mandatorily held at fair value through profit or loss
Loans and advances to banks	–	2,787	–	2,787
Loans and advances to customers	–	2,418	6,010	8,428
Debt securities:
Government securities	7,091	2	–	7,093
Other public sector securities	–	2,288	–	2,288
Bank and building society certificates of deposit	–	8,667	–	8,667
Asset-backed securities	–	285	367	652
Corporate and other debt securities	–	14,722	2,161	16,883
	7,091	25,964	2,528	35,583
Treasury and other bills	32	–	–	32
Equity shares	131,767	–	1,351	133,118
Contracts held with reinsurers	–	10,527	–	10,527
Total other financial assets mandatorily held at fair value through profit or loss[1]	138,890	41,696	9,889	190,475
Total financial assets at fair value through profit or loss	142,363	63,673	9,889	215,925
Financial assets at fair value through other comprehensive income
Debt securities:
Government securities	15,146	115	–	15,261
Asset-backed securities	–	149	48	197
Corporate and other debt securities	1,152	13,755	–	14,907
	16,298	14,019	48	30,365
Equity shares	–	–	325	325
Total financial assets at fair value through other comprehensive income	16,298	14,019	373	30,690
Total financial assets (excluding derivatives) at fair value	158,661	77,692	10,262	246,615
1Other financial assets mandatorily at fair value through profit or loss include assets backing insurance contracts and investment contracts of £185,201 million. Included within these assets are investments in unconsolidated structured entities of £86,630 million; see note 37.

Schedule of Movements in Level 3 - Portfolio, Financial Liabilities, Derivative Assets and Liabilities	The table below analyses movements in level 3 financial assets (excluding derivatives) at fair value, recurring basis.

	2025			2024
	Financial assets at fair value through profit or loss £m	Financial assets at fair value through other comprehensive income £m	Total level 3 financial assets (excluding derivatives) at fair value, recurring basis £m	Financial assets at fair value through profit or loss £m	Financial assets at fair value through other comprehensive income £m	Total level 3 financial assets (excluding derivatives) at fair value, recurring basis £m
At 1 January	9,889	373	10,262	11,681	284	11,965
Exchange and other adjustments	(1)	3	2	1	(3)	(2)
Gains recognised in the income statement within other income	529	2	531	352	3	355
(Losses) gains recognised in other comprehensive income within the revaluation reserve in respect of financial assets at fair value through other comprehensive income	–	(71)	(71)	–	92	92
Purchases/increases to customer loans	1,251	–	1,251	1,080	–	1,080
Sales/repayments of customer loans	(1,365)	(206)	(1,571)	(3,266)	(3)	(3,269)
Transfers into the level 3 portfolio	32	–	32	84	–	84
Transfers out of the level 3 portfolio	(84)	–	(84)	(43)	–	(43)
At 31 December	10,251	101	10,352	9,889	373	10,262
Gains (losses) recognised in the income statement, within other income, relating to the change in fair value of those assets held at 31 December	273	5	278	186	(1)	185
The table below analyses movements in the level 3 financial liabilities (excluding derivatives) at fair value portfolio.

	2025 £m	2024 £m
At 1 January	22	42
(Gains) losses recognised in the income statement within other income	(2)	2
Redemptions	(3)	(3)
Transfers out of the level 3 portfolio	–	(19)
At 31 December	17	22
(Gains) losses recognised in the income statement, within other income, relating to the change in fair value of those liabilities held at 31 December	(2)	3

Schedule of Financial Liabilities Excluding Derivatives	The table below analyses these financial liabilities by balance sheet classification and valuation methodology (level 1, 2 or 3, as described on page 257). The fair value measurement approach is recurring in nature. There were no significant transfers between level 1 and 2 during the year.

	Level 1 £m	Level 2 £m	Level 3 £m	Total £m
At 31 December 2025
Trading liabilities
Liabilities in respect of securities sold under repurchase agreements	–	21,710	–	21,710
Short positions in securities	1,722	234	–	1,956
Total trading liabilities	1,722	21,944	–	23,666
Debt securities in issue designated at fair value through profit or loss	–	4,226	17	4,243
Total financial liabilities (excluding derivatives) at fair value	1,722	26,170	17	27,909
At 31 December 2024
Trading liabilities
Liabilities in respect of securities sold under repurchase agreements	–	20,564	–	20,564
Short positions in securities	2,400	17	–	2,417
Total trading liabilities	2,400	20,581	–	22,981
Debt securities in issue designated at fair value through profit or loss	–	4,608	22	4,630
Total financial liabilities (excluding derivatives) at fair value	2,400	25,189	22	27,611

Schedule of Derivatives	The table below analyses these derivative balances by valuation methodology (level 1, 2 or 3, as described on page 257). The fair value measurement approach is recurring in nature. There were no significant transfers between level 1 and level 2 during the year.

	2025				2024
	Level 1 £m	Level 2 £m	Level 3 £m	Total £m	Level 1 £m	Level 2 £m	Level 3 £m	Total £m
Derivative assets	57	19,206	464	19,727	103	23,221	741	24,065
Derivative liabilities	(29)	(15,879)	(224)	(16,132)	(79)	(21,175)	(422)	(21,676)

Schedule Of Level 3 Derivative Assets and Liability Movements	The table below analyses movements in level 3 derivative assets and liabilities carried at fair value.

	2025		2024
	Derivative assets £m	Derivative liabilities £m	Derivative assets £m	Derivative liabilities £m
At 1 January	741	(422)	422	(444)
Exchange and other adjustments	19	(9)	(15)	7
(Losses) gains recognised in the income statement within other income	(216)	189	11	(7)
Purchases (additions)	7	(7)	5	(4)
(Sales) redemptions	(22)	25	(29)	53
Transfers into the level 3 portfolio	–	–	347	(27)
Transfers out of the level 3 portfolio	(65)	–	–	–
At 31 December	464	(224)	741	(422)
(Losses) gains recognised in the income statement, within other income, relating to the change in fair value of those assets or liabilities held at 31 December	(43)	31	12	(7)

Schedule of Valuation Adjustment Movements

Adjustment	2025 £m	2024 £m
Credit Valuation Adjustment	98	122
Debit Valuation Adjustment	(43)	(42)
Funding Valuation Adjustment	29	47
Liquidity Adjustment	57	60
Other	3	3
Total	144	190

Schedule of Sensitivity of Level 3 Valuations

			2025			2024
				Effect of reasonably possible alternative assumptions[1]			Effect of reasonably possible alternative assumptions[1]
	Valuation techniques	Significant unobservable inputs[2]	Carrying value £m	Favourable changes £m	Unfavourable changes £m	Carrying value £m	Favourable changes £m	Unfavourable changes £m
Financial assets at fair value through profit or loss
Loans and advances to customers	Discounted cash flows	Interest rate spreads (+/- 16%)[3]	6,058	168	(159)	6,022	245	(231)
Debt securities	Discounted cash flows	Credit spreads (+/- 27%)[4]	860	36	(56)	621	35	(55)
Equity and venture capital investments	Market approach	Earnings multiple (+/- 10%)[5]	2,275	101	(101)	2,267	150	(150)
	Underlying asset/net asset fair value (incl. property prices)	n/a	811	85	(87)	773	80	(84)
Unlisted equities, debt securities and property partnerships in the life funds	Underlying asset/net asset fair value (incl. property prices), broker quotes or discounted cash flows	n/a	247	1	(2)	206	–	(7)
			10,251			9,889
Financial assets at fair value through other comprehensive income
Asset-backed securities	Lead manager or broker quote/ consensus pricing	n/a	50	2	(2)	48	2	(2)
Equity and venture capital investments	Underlying asset/net asset fair value (incl. property prices)	n/a	51	3	(3)	325	33	(33)
			101			373
Derivative financial assets
Interest rate options	Option pricing model	Interest rate volatility (12%/195%)[6]	202	4	(4)	394	4	(6)
Interest rate derivatives	Discounted cash flows	(+/- 8%) uncertainty of recovery rates[7]	262	21	(21)	347	21	(21)
			464			741
Level 3 financial assets carried at fair value			10,816			11,003
Financial liabilities at fair value through profit or loss
Securitisation notes and other	Discounted cash flows	Interest rate spreads (+/– 50bps)[8]	17	1	(1)	22	1	(1)
Derivative financial liabilities
Interest rate derivatives	Option pricing model	Interest rate volatility (12% /195% )[6]	224	15	(13)	422	17	(15)
Level 3 financial liabilities carried at fair value			241			444
1Where the exposure to an unobservable input is managed on a net basis, only the net impact is shown in the table.
2Ranges are shown where appropriate and represent the highest and lowest inputs used in the level 3 valuations.
32024: -241bps/+131bps.
42024: +/- 17%.
52024: 3.5/15.0.
62024: 11%/183%.
72024: +/- 8%.
82024: +/- 50bps.

Schedule of Valuation Hierarchy for Financial Assets

	Carrying value £m	Fair value £m	Valuation hierarchy
			Level 1 £m	Level 2 £m	Level 3 £m
At 31 December 2025
Loans and advances to banks	7,236	7,235	–	–	7,235
Loans and advances to customers	481,463	480,703	–	–	480,703
Reverse repurchase agreements	50,986	50,986	–	50,986	–
Debt securities	13,987	14,082	–	12,908	1,174
At 31 December 2024
Loans and advances to banks	7,900	7,892	–	–	7,892
Loans and advances to customers	459,857	455,846	–	–	455,846
Reverse repurchase agreements	49,476	49,476	–	49,476	–
Debt securities	14,544	14,380	–	11,980	2,400

Schedule of Valuation Hierarchy for Financial Liabilities	The table below analyses the fair values of those financial liabilities of the Group which are carried at amortised cost by valuation methodology (level 1, 2 or 3, as described on page 257).

	Carrying value £m	Fair value £m	Valuation hierarchy
			Level 1 £m	Level 2 £m	Level 3 £m
At 31 December 2025
Deposits from banks	5,779	5,779	–	5,779	–
Customer deposits	496,457	497,849	–	497,849	–
Repurchase agreements at amortised cost	38,570	38,570	–	38,570	–
Debt securities in issue at amortised cost	78,271	78,900	–	78,900	–
Subordinated liabilities	9,894	11,475	–	11,475	–
At 31 December 2024
Deposits from banks	6,158	6,158	–	6,158	–
Customer deposits	482,745	483,568	–	483,568	–
Repurchase agreements at amortised cost	37,760	37,760	–	37,760	–
Debt securities in issue at amortised cost	70,834	70,894	–	70,894	–
Subordinated liabilities	10,089	10,419	–	10,419	–